Income tax - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 28	$ 44	$ 80
Adoption effects of IFRIC 23 credited to retained earnings (note 2.1)		(6)
Additions for tax positions of prior periods			1
Additions for tax positions of current period	3	4	6
Reductions for tax positions related to prior periods and other items	(1)	(13)	(2)
Settlements and reclassifications	(3)		(7)
Expiration of the statute of limitations	(2)	(2)	(32)
Foreign currency translation effects	2	1	(2)
Balance of tax positions at end of the period	$ 27	$ 28	$ 44